Share Capital - Schedule of Share Capital Issued and Fully Paid (Parenthetical) (Detail) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Classes of Share Capital [Line Items]
Notional amount	£ 1,125,419	£ 1,234,879
Ordinary shares [member]
Disclosure of Classes of Share Capital [Line Items]
Price per share	£ 0.10
300m Preference Shares [Member]
Disclosure of Classes of Share Capital [Line Items]
Price per share	£ 1,000.00
Notional amount	£ 300